Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr. 12, 2012
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	TOUCHSTONE CONSERVATIVE ALLOCATION FUND SUMMARY
Investment Objective, Heading	rr_ObjectiveHeading	The Fund's Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide investors with current income and preservation of capital.
Expense, Heading	rr_ExpenseHeading	The Fund's Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least
$50,000 or more in the Touchstone Funds. More information about these and other discounts is available from your financial professional and in the section entitled "Choosing a Class of Shares" in the Fund's prospectus on page 81 and in the section entitled "Choosing a Share Class" in the Fund's Statement of
		Additional Information on page 89.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the portfolio turnover rate
		of the Fund was 12.81% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.81%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Touchstone Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest
$10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (reflecting the contractual fee waiver).  Although your actual costs may be higher or lower, based on these assumptions your costs would
		be:
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Assuming Redemption at End of Period
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming No Redemption
Investment Strategy, Heading	rr_StrategyHeading	The Fund's Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its investment goal by primarily investing in a diversified portfolio of affiliated underlying equity and fixed-income funds (although a portion of its assets may be invested in cash, cash equivalents, or in money market funds).  These affiliated underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed-income securities.

The following table details, under normal circumstances, how the Fund expects to allocate its assets among equity and fixed-income funds.

              Equity Fund Allocation   Fixed-Income Fund Allocation

                      20-40%                      60-80%

The Fund's sub-advisor, Ibbotson Associates, Inc. ("Ibbotson"), seeks to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors.  The Fund may invest between 0-45% of its assets in any individual underlying fund.

Ibbotson and the Fund's investment advisor agree from time to time upon the universe of underlying funds that Ibbotson may consider when making allocation decisions.  Ibbotson's analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style analysis, holdings-based style analysis, manager interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next).  When considering equity funds, Ibbotson focuses on the underlying funds' foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value).
When considering fixed-income funds, Ibbotson's primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Ibbotson, subject to approval by the Fund's investment advisor, may change the
Fund's target allocation to each asset class, the underlying funds in each asset class (including adding or deleting underlying funds), or target allocations to each underlying fund without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made to adjust an underlying fund's target allocation based on Ibbotson's view of the Fund's characteristics and other allocation criteria, for cash flow resulting from redemptions, or as a result of periodic rebalancing of the Fund's holdings.  For information on the underlying funds, please see the section entitled "Additional Information
Regarding the Underlying Funds" under "Investment Strategies and Risks" in the
		Fund's prospectus.
Risk, Heading	rr_RiskHeading	The Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	The Fund's shares will fluctuate. You could lose money on your investment in the Fund and the Fund could return less than other investments.  The Fund is subject to the principal risks summarized below.

Risks of Fund of Funds Structure: The value of an investment in the Fund is based on the performance of the underlying funds in which it invests and the allocation of its assets among those funds. The underlying funds may change their investment goals, policies or practices and there can be no assurance that the underlying funds will achieve their respective investment goals. Because the
Fund invests in mutual funds, it bears a proportionate share of the expenses charged by the underlying funds in which it invests. The principal risks of an investment in the Fund include the principal risks of investing in the underlying funds.

The more the Fund allocates to equity funds, the greater the expected risk.  To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.  One underlying fund may buy the same security that another underlying fund is selling.  You would indirectly bear the costs of both trades.  In addition, you may receive taxable gains from portfolio transactions by the underlying funds, as well as taxable gains from the Fund's transactions in shares of the underlying funds.  The Fund's ability to achieve its investment goal depends upon Ibbotson's skill in selecting the best mix of underlying funds.  There is the risk that Ibbotson's evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

Conflicts of Interest:  Touchstone Advisors may be subject to potential conflicts of interest in supervising Ibbotson's selection of underlying funds because Touchstone Advisors may receive higher fees from certain underlying funds than others. However, Touchstone Advisors is a fiduciary to the Fund and is required to act in the Fund's best interest.

The underlying funds are expected to be subject to the following principal risks:

o  Call Risk:  During periods of falling interest rates, an issuer may prepay
   (or "call") certain debt obligations with high coupon rates prior to maturity.
   This may cause an underlying fund's average weighted maturity to fluctuate, and may require an underlying fund to invest the resulting proceeds at lower interest rates. The types of securities that are subject to call risk include mortgage-backed securities and municipal bonds with a term of longer than ten years.

o  Rating Agency Risk:  Ratings represent a nationally recognized statistical rating organization's ("NRSRO") opinion regarding the quality of the security and are not a guarantee of quality. NRSROs may fail to timely update credit ratings in response to subsequent events. In addition, NRSROs are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

o  Credit Risk:  An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer's securities to decline in value. Credit risk is particularly relevant to those portfolios that invest a significant amount of their assets in junk bonds or lower-rated securities.

o  Debt Securities Risk:  The prices of an underlying fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments.

o  ADR Risk: The risks of ADRs include many risks associated with investing directly in foreign securities, such as individual country risk and liquidity risk.
   Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

o  Derivatives Risk:  Certain of the underlying funds may invest in derivatives, such as futures, options or swap contracts, to pursue their investment goals. The use of such derivatives may expose an underlying fund to additional risks that it would not be subject to if it invested directly in the securities underlying those derivatives, including the risk of counterparty default. These additional risks could cause an underlying fund to experience losses to which it would otherwise not be subject. An underlying fund may use derivatives to gain exposure to (or hedge exposure against) a particular market, currency or instrument, to adjust the underlying fund's duration or attempt to manage interest rate risk, and for certain other purposes consistent with its investment strategy.

o  Equity Securities Risk:  An underlying fund is subject to the risk that stock prices will fall (or rise with respect to short positions) over short or extended periods of time.  Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by these companies may decline in response to such developments, which could result in a decline in the value of the underlying fund's shares.
   Conversely, the risk of price increases with respect to securities sold short will also cause a decline in the value of the underlying fund's shares. These factors contribute to price volatility. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of liquidation.

   o  Large Cap Risk: Large cap risk is the risk that stocks of larger companies may underperform relative to those of small and mid-sized companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.  Many larger companies may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

   o  Mid Cap Risk:  An underlying fund is subject to the risk that medium capitalization stocks may underperform other types of stocks or the equity markets as a whole. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.
      Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

   o  Small Cap Risk:  An underlying fund is subject to the risk that small capitalization stocks may underperform other types of stocks or the equity markets as a whole. Small cap stock risk is the risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group. In addition, small cap stocks typically are traded in lower volume, and their issuers typically are subject to greater degrees of changes in their earnings and prospects.

o  Foreign Securities Risk: Investing in foreign securities poses additional risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
   economy or similar issuers located in the United States. In addition, investments in foreign securities are generally denominated in foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect
   (positively or negatively) the value of the underlying fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. There is a risk that foreign securities may not be subject to accounting standards or governmental supervision comparable to U.S. companies and that less public information about their operations may exist. There is risk associated with the clearance and settlement procedures in non-U.S. markets, which may be unable to keep pace with the volume of securities transactions and may cause delays.
   Foreign markets may be less liquid and more volatile than U.S. markets and offer less protection to investors. Over-the-counter securities may also be less liquid than exchange-traded securities.

   o  Emerging Markets Risk:  Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the underlying fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S.
      dollar.

o  High Yield Risk: Non-investment grade debt securities are sometimes referred to as
   "junk bonds" and are considered speculative with respect to their issuers' ability to make payments of interest and principal. There is a high risk that an underlying fund could suffer a loss from investments in non-investment grade debt securities caused by the default of an issuer of such securities. Part of the reason for this high risk is that, in the event of a default or bankruptcy, holders of non-investment grade debt securities generally will not receive payments until the holders of all other debt have been paid. In addition, the market for non-investment grade debt securities has, in the past, had more frequent and larger price changes than the markets for other securities. Non-
   investment grade debt securities can also be more difficult to sell for good value.

o  Interest Rate Risk:  The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise and during periods of rising interest rates, the values of those securities generally fall.
   Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk.

o  Investment Style Risk: Different investment styles tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment.
   Examples of different investment styles include growth and value investing.
   Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth of earnings potential.  Also, since growth companies usually invest a high portion of earnings in their business, growth stocks may lack the dividends of some value stocks that can cushion stock prices in a falling market. Growth oriented funds may underperform when value investing is in favor.  Value stocks are those that are undervalued in comparison to their peers due to adverse business developments or other factors.  Value investing carries the risk that the market will not recognize a security's inherent value for a long time, or that a stock judged to be undervalued may actually be appropriately priced or overvalued.  Value oriented funds may underperform when growth investing is in favor.

o  Management Risk: The value of your investment may decrease if the sub-advisor's judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

o  Market Risk: Market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably.

o  Merger Arbitrage Risk: Investments in companies that are expected to be, or already are, the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower performance.

o  Mortgage-Backed Securities and Asset-Backed Securities Risk:  Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of a mortgage-
   backed security will increase and its market price will decrease. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio. In addition, mortgage-
   backed securities may fluctuate in price based on deterioration in the perceived or actual of the value of the collateral underlying the pool of mortgage loans, typically residential or commercial real estate, which may result in negative amortization or negative equity meaning that the value of the collateral would be worth less than the remaining principal amount owed on the mortgages in the pool.
   An underlying fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets (credit card receivables, automobile financing loans, etc.) and the servicing of the assets.

o  Non-Diversification Risk:  Certain of the underlying funds are considered non-
   diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund.  As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

o  Real Estate Investment Trust ("REITs") Risk:  REITs are pooled investment vehicles that primarily invest in commercial real estate or real estate-related loans. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition, overbuilding, zoning changes, and losses from casualty or condemnation.  REITs typically incur fees that are separate from those of an underlying fund.  Accordingly, an underlying fund's investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying fund expenses.

o  Sector Focus Risk:  An underlying fund that focuses its investments in the securities of a particular market sector is subject to the risk that adverse circumstances will have a greater impact on that underlying fund than an underlying fund that does not focus its investments in a particular sector. It is possible that economic, business or political developments or other changes affecting one security in the area of focus will affect other securities in that area of focus in the same manner, thereby increasing the risk of such investments.

o  Short Sales Risk:  When selling a security short, an underlying fund will sell a security it does not own at the then-current market price.  An underlying fund borrows the security to deliver to the buyer and is obligated to buy the security at a later date so it can return the security to the lender. If a security sold short increases in price, an underlying fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.  To borrow the security, an underlying fund also may be required to pay a premium, which would increase the cost of the security sold short.  The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses an underlying fund may be required to pay in connection with the short sale.  In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and an underlying fund may have to buy the securities sold short at an unfavorable price.  If this occurs, any anticipated gain to an underlying fund may be reduced or eliminated or the short sale may result in a loss.  In addition, because an underlying fund's loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.  By contrast, an underlying fund's loss on a long position arises from decreases in the value of the security and is limited by the fact that a security's value cannot drop below zero.

o  U.S. Government Securities and U.S. Government Agencies Risk:  U.S. Government
   Securities are not guaranteed against price movements due to changing interest rates. Certain securities issued by agencies and instrumentalities of the U.S.
   Government are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association. Others
   are not insured or guaranteed by the U.S. Government and may be supported only by the issuer's right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Freddie Mac, Tennessee Valley Authority and Student Loan Marketing Association, or only by the credit of the issuing agency, such as Federal Farm Credit Banks.

As with any mutual fund, there is no guarantee that the Fund will achieve its investment goal. You can find more information about the Fund's investments and risks under the "Investment Strategies and Risks" section of the Fund's
		Prospectus.
Risk, Lose Money	rr_RiskLoseMoney	You could lose money on your investment in the Fund and the Fund could return less than other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	The Fund's Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the
Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's
Composite 1500 Index.  The bar chart does not reflect any sales charges, which would reduce your return. The returns achieved prior to November
19, 2007 were under a fund of managers structure.  For more information on the prior history of the Fund, please see the section entitled "The Trust" in the
Fund's Statement of Additional Information.  Past performance (before and after taxes) does not  necessarily indicate how the Fund will perform in the future.
Updated performance  is available at no cost by visiting
		www.TouchstoneInvestments.com or by calling 1.800.543.0407.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from calendar year to calendar year and by showing how the Fund's average annual total returns for 1 year, 5 years and since inception compare with the Barclays U.S. Aggregate Bond Index and Standard & Poor's Composite 1500 Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1.800.543.0407
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.TouchstoneInvestments.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Touchstone Conservative Allocation Fund - Institutional shares Total Return as of December 31
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any sales charges, which would reduce your return.
Bar Chart, Closing	rr_BarChartClosingTextBlock	Best Quarter: Worst Quarter: Second Quarter 2009 +9.41% Third Quarter 2008 -7.11%
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA, 401(k) or other tax-deferred account.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After tax-tax returns are only shown for Institutional shares and after-tax returns for other Classes will vary.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your after-tax returns may differ from those shown and depend on your tax situation. The after-tax returns do not apply to shares held in an IRA,
401(k) or other tax-deferred account.  After tax-tax returns are only shown for
Institutional shares and after-tax returns for other Classes will vary.

Institutional shares, Class A shares and Class C shares began operations on
September 30, 2004 and Class Y shares began operations on December 9, 2005.
Class Y shares performance was calculated using the historical performance of
		Institutional shares for the periods prior to December 9, 2005.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2011
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Barclays U.S. Aggregate Bond Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	7.84%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Standard & Poor's Composite 1500 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.22%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	692
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	971
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,304
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,243
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.95%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.13%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.48%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	300
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	652
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,165
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,573
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	200
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	652
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,165
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,573
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.22%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	379
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	751
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,796
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class Y Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Redemption Fee	rr_RedemptionFee	(15)
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.61%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Fee Waivers and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-16
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	99
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,487
Annual Return 2005	rr_AnnualReturn2005	4.30%
Annual Return 2006	rr_AnnualReturn2006	7.75%
Annual Return 2007	rr_AnnualReturn2007	8.18%
Annual Return 2008	rr_AnnualReturn2008	(13.56%)
Annual Return 2009	rr_AnnualReturn2009	18.86%
Annual Return 2010	rr_AnnualReturn2010	8.48%
Annual Return 2011	rr_AnnualReturn2011	3.07%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.11%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.07%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.02%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.71%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.79%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Institutional Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.80%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.68%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2004

[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" have been restated to reflect estimated amounts for the current fiscal year.
[2]	Touchstone Advisors and the Trust have entered into an expense limitation agreement whereby Touchstone Advisors has contractually agreed to waive a portion of its fees and/or reimburse certain Fund expenses in order to limit annual fund operating expenses to 0.61%, 1.36%, 0.36% and 0.36% for Class A shares, Class C shares, Class Y shares and Institutional shares, respectively. This expense limitation will remain in effect until at least April 16, 2014 but can be terminated by a vote of the Board of Trustees of the Fund if they deem the termination to be beneficial to the Fund shareholders. Touchstone Advisors is entitled to recover, subject to approval by the Board of Trustees of the Fund, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which Touchstone Advisors reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the expense limitation. See the discussion entitled "Contractual Fee Waiver Agreement" under the section entitled "The Funds' Management" in the Fund's prospectus for more information.